March 31, 2003

       Oppenheimer
       Multiple Strategies Fund



                                                          Semiannual
                                                            Report
                                                          ----------
                                                          Management
                                                         Commentaries



Fund Highlights

Performance Update

Investment Strategy Discussion

Financial Statements

"Our approach to stock selection can best be characterized as a balance of value and growth at a reasonable price. We evaluate investment opportunities one company at a time to identify those that we believe have above-average business fundamentals at below-average prices. The Fund's fixed-income investments, which are managed by OppenheimerFunds' high-grade bond team, seek to produce high levels of current income from a mix of different types of bonds."

                                                  [LOGO] OppenheimerFunds(R)
                                                  The Right Way to Invest

HIGHLIGHTS
--------------------------------------------------------------------------------

Fund Objective
Oppenheimer Multiple Strategies Fund seeks high total investment return consistent with preservation of principal.

Fund Highlight
o On January 13, 2003, Christopher Leavy, head of Oppenheimer's value equity investment team, and Emmanuel Ferreira took over management of the equity component of the Fund, while Angelo Manioudakis, head of Oppenheimer's high-grade fixed income team, assumed control of the Fund's fixed income portfolio.
o The Fund continued to provide solid relative results, as the Fund's Class A shares (@NAV) ranked in the top 35% of its Lipper Balanced Fund peer group for the one-year period ended March 31, 2003. 1

    CONTENTS

 1  Letter to Shareholders

 2  An Interview
    with Your Fund's
    Managers

 8  Financial
    Statements

39  Trustees and Officers


Cumulative Total Returns*
          For the 6-Month Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------------
Class A   5.41%        -0.65%
----------------------------------------
Class B   4.95         -0.06
----------------------------------------
Class C   5.00          4.00
----------------------------------------
Class N   4.99          3.99


----------------------------------------

Average Annual Total Returns*
          For the 1-Year Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------------
Class A   -12.09%      -17.15%
----------------------------------------
Class B   -12.89       -17.19
----------------------------------------
Class C   -12.85       -13.71
----------------------------------------
Class N   -12.61       -13.46

1. Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's Class A shares ranked #176/502, #88/334 and #23/90 for the one-, five- and 10-year periods ended 3/31/03. Lipper ranking is for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details. Past performance is no guarantee of future results.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder,


It is nearly impossible to reflect on the past six months without thinking about the war with Iraq. We experienced a range of emotions in the days leading up to the war and especially as the media brought the war into our homes, as never before.
   At OppenheimerFunds, we face the difficult task of looking beyond the war to see its long-term impact, together with other factors, on the global economy, the financial markets and, in the end, your investment with us. It's a responsibility that we take very seriously and becomes our primary focus during uncertain times like these.
   It is our strong belief that investors can be well served by this professional insight and by the guidance provided by a financial advisor. In partnership with OppenheimerFunds, your financial advisor can help you navigate through this volatile and sometimes unpredictable environment. We encourage you to continue to work closely with your advisor to develop and implement an investment plan that fits your goals and risk tolerance.
   On our end, we continue to be the home to some of the most experienced and talented investment professionals in the industry. They remain focused on proven methods that drive informed, intelligent investment decisions. It is an approach we are proud of and one that has served investors well in a variety of market conditions.
   We've found that in good times and bad, the fundamental principles of investing remain key for financial success. These principles-- investing according to your goals, diversifying your portfolio and benefiting from the value of professional investment advice--are simple ideas that have proven themselves over time, and, we believe, will prove themselves again.
   We thank you for your continued confidence in OppenheimerFunds and encourage you to visit our website, www.oppenheimerfunds.com, or speak with your advisor for up to date information on your investments and the markets.

Sincerely,



/S/ JOHN V. MURPHY
John V. Murphy
April 22, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.


[PHOTO]

John V. Murphy
President
Oppenheimer
Multiple Strategies Fund



                    1 | OPPENHEIMER MULTIPLE STRATEGIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

Q
How did Oppenheimer Multiple Strategies Fund perform during the six-month period that ended March 31, 2003?
A. We are pleased that the Fund's returns have beaten those of its Lipper Balanced Fund category average in a challenging investment environment. 2 We attribute the Fund's strong relative performance to our decision to reduce its equity exposure and increase its exposure to bonds. This shift benefited performance when the fixed-income markets continued to rally and the overall stock market declined during the reporting period.

The Fund's management changed during the reporting period. How has this affected the Fund?
On January 13, 2003, Christopher Leavy and myself [Emmanuel Ferreira] took over management of the equity component of the Fund, while Angelo Manioudakis assumed control of the Fund's fixed income portfolio. The Fund continues to seek capital growth through a portfolio diversified not just between stocks and bonds, but also among various investment styles and regions of the world.
   Our approach to stock selection can best be characterized as a balance of value and GARP, "growth at a reasonable price." We evaluate investment opportunities one company at a time to identify those that we believe have above-average business fundamentals at below average prices. OppenheimerFunds' high-grade bond team manages the Fund's fixed-income investments, seeking to produce high levels of current income from a mix of different types of bonds.

Why did you reduce the Fund's equity exposure and increase the Fund's fixed-income component?
A confluence of negative market forces led to our decision to change the Fund's allocation to equities from about 51% of investment value to approximately 45% (as of 3/31/03). These included persistently weak global economic growth, high oil and gas prices, plummeting consumer confidence and escalating

[SIDEBAR]
Portfolio
Management Team
Emmanuel Ferreira
Christopher Leavy
Angelo Manioudakis



2. The Fund's performance is compared to the 3.53% six-month average total return of the funds in the Lipper Balanced Fund category.

                    2 | OPPENHEIMER MULTIPLE STRATEGIES FUND geopolitical tensions. Under these challenging conditions, we believed that a slightly lower exposure to stocks was prudent.
     However, these same influences have generally benefited the U.S. bond market, as the sluggish economy caused the Federal Reserve Board to reduce short-term interest rates by another half point (to 1.25%) in November 2002. Since bond yields and prices move in opposite directions, lower interest rates have produced higher bond prices, contributing positively to total returns.

How have the Fund's equity investments fared in this challenging investment environment?
Although the Fund's stocks generally declined, our stock selection strategy helped produce better overall performance than the market averages. Contributors to performance included the information technology sector, where our emphasis on hardware providers and relatively light exposure to software companies, benefited relative returns. In addition, the Fund's relatively higher exposure to the basic materials group aided performance, as higher prices for commodities helped improve profit margins. On the other hand, the Fund's holdings in the energy and health care sectors detracted from the Fund's performance relative to its benchmark, the S&P 500 Index.

Where is the Fund currently finding the most attractive opportunities among equities?
Here are a few examples from our top-five holdings, which by no means covers the full range of opportunities. 3
   The Fund's largest holding is International Business Machines Corp. (IBM), which we believe is well positioned for growth. In our view, its recent acquisition of PWC Consulting reinforces its leadership position in information technology services. Also, we believe IBM should experience earnings acceleration as the economy gains strength.
     In the media group, we expect Liberty Media Corp. to benefit from industry consolidation. We believe its strong balance

3. The information provided is as of 3/31/03. The Fund's holdings and allocations are subject to change.

                    3 | OPPENHEIMER MULTIPLE STRATEGIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

sheet should enable it to acquire new assets at attractive prices. In the meantime, we think that the company's shares are selling at an attractive discount to its' net asset value.
   Finally, Cendant Corp., in our opinion, appears poised to realize the true value of its various business units, which include a number of well-known car rental, hotel and real estate franchises. After struggling with past management missteps, we believe that the company has achieved greater clarity and transparency for its complex mix of businesses.
   We also have found a number of opportunities among international stocks, where we look for companies that offer goods or services that cannot be provided with the same economic advantage by U.S. companies, such as Wella AG, a German company with a leading position in the hair care business.

How has the Fund's fixed-income portfolio been managed?
Our decision to emphasize corporate bonds helped performance. After languishing amid a number of high-profile scandals, corporate bonds began to rally as issuers reduced debt loads and strengthened their balance sheets. The Fund's holdings of U.S. government agency securities focused primarily on income-oriented securities, which benefited from technical factors during the reporting period.
   On the other hand, the Fund's relatively light exposure to U.S. Treasury securities held back returns. Shell-shocked equity investors continued to flock to government-guaranteed bonds, despite what we regarded as unusually high prices.

What is your outlook for the foreseeable future?
We believe that relatively good economic fundamentals have been overshadowed by negative investor sentiment and war fears. If the war in Iraq is resolved in a timely manner, we are hopeful that the economy will benefit from pent-up corporate demand and rising consumer confidence. Under this scenario, we are prepared to increase the Fund's equity exposure, empha-

Average Annual Total Returns with Sales Charge

For the Periods Ended 3/31/03 4

Class A
1-Year  5-Year 10-Year
------------------------------
-17.15% -0.06%  7.07%

Class B        Since
1-Year  5-Year Inception
------------------------------
-17.19%  0.00%  6.02%

Class C        Since
1-Year  5-Year Inception
------------------------------
-13.71%  0.30%  6.43%

Class N        Since
1-Year  5-Year Inception
------------------------------
-13.46% N/A    -6.58%

4. See Notes on page 6 for further details.

                    4 | OPPENHEIMER MULTIPLE STRATEGIES FUND sizing stocks that we believe will benefit from stronger economic growth. In the meantime, however, we intend to maintain a relatively defensive posture. In our view, taking the more prudent course is central to what makes Oppenheimer Multiple Strategies Fund part of The Right Way to Invest.


Top Ten Common Stock Holdings 6
------------------------------------------------------------------------------
International Business Machines Corp.                    2.0%
------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                               1.6
------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                      1.6
------------------------------------------------------------------------------
Cendant Corp.                                            1.4
------------------------------------------------------------------------------
Wella AG                                                 1.3
------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                  1.2
------------------------------------------------------------------------------
Hewlett-Packard Co.                                      1.2
------------------------------------------------------------------------------
Sears Roebuck & Co.                                      1.0
------------------------------------------------------------------------------
Pharmacia Corp.                                          1.0
------------------------------------------------------------------------------
Johnson & Johnson                                        1.0

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Five Common Stock Industries 6
------------------------------------------------------------------------------
Media                                                    5.6%
------------------------------------------------------------------------------
Pharmaceuticals                                          5.5
------------------------------------------------------------------------------
Computers & Peripherals                                  3.2
------------------------------------------------------------------------------
Oil & Gas                                                3.0
------------------------------------------------------------------------------
Semiconductor Equipment & Products                       2.6


Portfolio Allocation 5
[PIE CHART]

o Stocks          45.3%
o Bonds           40.4
o Cash
  Equivalents     14.3




5. Portfolio's holdings and allocations are subject to change. Percentages are as of March 31, 2003, and are based on total market value of investments.
6. Portfolio's holdings and allocations are subject to change. Percentages are as of March 31, 2003, and are based on net assets.

                    5 | OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 4/24/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 4/1/91, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    6 | OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                           Financial Statements
                                                                     Pages 8-38






                    7 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  March 31, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------
 Common Stocks--50.5%
-----------------------------------------------------------------------------------
 Consumer Discretionary--10.7%
-----------------------------------------------------------------------------------
 Auto Components--0.2%
 Borg-Warner Automotive, Inc. 1                              27,700    $ 1,325,168
-----------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.1%
 Brinker International, Inc. 2                               90,000      2,745,000
-----------------------------------------------------------------------------------
 McDonald's Corp.                                           130,800      1,891,368
-----------------------------------------------------------------------------------
 MGM Mirage, Inc. 2                                          49,700      1,453,725
                                                                       ------------
                                                                         6,090,093

-----------------------------------------------------------------------------------
 Household Durables--0.6%
 Toll Brothers, Inc. 2                                      188,500      3,638,050
-----------------------------------------------------------------------------------
 Leisure Equipment & Products--0.7%
 Mattel, Inc.                                                81,500      1,833,750
-----------------------------------------------------------------------------------
 Shimano, Inc.                                              165,000      2,275,046
                                                                       ------------
                                                                         4,108,796

-----------------------------------------------------------------------------------
 Media--5.6%
 AMC Entertainment, Inc. 2                                  189,300      1,641,231
-----------------------------------------------------------------------------------
 Comcast Corp., Cl. A 2                                     140,900      4,028,331
-----------------------------------------------------------------------------------
 EchoStar Communications Corp., Cl. A 1,2                   130,400      3,765,952
-----------------------------------------------------------------------------------
 General Motors Corp., Cl. H 2                              120,100      1,345,120
-----------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A 2                               992,100      9,653,133
-----------------------------------------------------------------------------------
 Regal Entertainment Group                                   49,900        895,705
-----------------------------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 2                             664,000      2,025,200
-----------------------------------------------------------------------------------
 Viacom, Inc., Cl. B 1,2                                    253,900      9,272,428
                                                                       ------------
                                                                        32,627,100

-----------------------------------------------------------------------------------
 Multiline Retail--1.0%
 Sears Roebuck & Co.                                        252,000      6,085,800
-----------------------------------------------------------------------------------
 Specialty Retail--1.0%
 Borders Group, Inc. 2                                       99,800      1,467,060
-----------------------------------------------------------------------------------
 Gap, Inc. (The) 1                                          169,800      2,460,402
-----------------------------------------------------------------------------------
 OfficeMax, Inc. 2                                          157,800        812,670
-----------------------------------------------------------------------------------
 Tiffany & Co.                                               50,000      1,250,000
                                                                       ------------
                                                                         5,990,132

-----------------------------------------------------------------------------------
 Textiles & Apparel--0.5%
 Compagnie Financiere Richemont AG, A Units                  48,150        657,344
-----------------------------------------------------------------------------------
 Nike, Inc., Cl. B 1                                         42,000      2,159,640
                                                                       ------------
                                                                         2,816,984


                    8 | OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------
 Consumer Staples--3.7%
-----------------------------------------------------------------------------------
 Beverages--0.5%
 Adolph Coors Co., Cl. B                                     18,300    $   887,550
-----------------------------------------------------------------------------------
 Constellation Brands, Inc., Cl. A 2                         94,500      2,145,150
                                                                       ------------
                                                                         3,032,700

-----------------------------------------------------------------------------------
 Food Products--0.9%
 Tyson Foods, Inc., Cl. A                                   396,100      3,069,775
-----------------------------------------------------------------------------------
 Unilever NV, NY Shares                                      33,500      1,991,240
                                                                       ------------
                                                                         5,061,015

-----------------------------------------------------------------------------------
 Personal Products--1.8%
 Estee Lauder Cos., Inc. (The), Cl. A                        74,000      2,246,640
-----------------------------------------------------------------------------------
 Wella AG 2                                                  79,210      7,848,203
-----------------------------------------------------------------------------------
 Wella AG, Preference, Non-Vtg. 2                             6,816        482,553
                                                                       ------------
                                                                        10,577,396

-----------------------------------------------------------------------------------
 Tobacco--0.5%
 Altria Group, Inc. 1                                       100,000      2,996,000
-----------------------------------------------------------------------------------
 Energy--4.1%
-----------------------------------------------------------------------------------
 Energy Equipment & Services--1.1%
 Cooper Cameron Corp. 1,2                                    11,700        579,267
-----------------------------------------------------------------------------------
 GlobalSantaFe Corp. 1                                       65,800      1,358,770
-----------------------------------------------------------------------------------
 Halliburton Co.                                             42,300        876,879
-----------------------------------------------------------------------------------
 Noble Corp. 2                                               81,800      2,570,156
-----------------------------------------------------------------------------------
 Schlumberger Ltd.                                           22,400        851,424
                                                                       ------------
                                                                         6,236,496

-----------------------------------------------------------------------------------
 Oil & Gas--3.0%
 BP plc, ADR                                                 28,600      1,103,674
-----------------------------------------------------------------------------------
 Burlington Resources, Inc.                                  21,900      1,044,849
-----------------------------------------------------------------------------------
 Devon Energy Corp. 1                                        47,400      2,285,628
-----------------------------------------------------------------------------------
 Houston Exploration Co. 2                                   21,700        585,900
-----------------------------------------------------------------------------------
 Kerr-McGee Corp.                                            21,000        852,810
-----------------------------------------------------------------------------------
 Ocean Energy, Inc.                                          60,000      1,200,000
-----------------------------------------------------------------------------------
 Petroleo Brasileiro SA, Preference                          75,000      1,038,669
-----------------------------------------------------------------------------------
 Pioneer Natural Resources Co. 2                             50,300      1,262,530
-----------------------------------------------------------------------------------
 Talisman Energy, Inc.                                       79,800      3,168,238
-----------------------------------------------------------------------------------
 TotalFinaElf SA, Sponsored ADR 2                            34,700      2,195,469
-----------------------------------------------------------------------------------
 Unocal Corp.                                                54,700      1,439,157
-----------------------------------------------------------------------------------
 Westport Resources Corp. 2                                  74,900      1,509,235
                                                                       ------------
                                                                        17,686,159

                    9 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------
 Financials--6.7%
-----------------------------------------------------------------------------------
 Banks--1.9%
 AmSouth Bancorp                                             43,200    $   858,816
-----------------------------------------------------------------------------------
 Bank of America Corp. 1                                     12,700        848,868
-----------------------------------------------------------------------------------
 Bank of New York Co., Inc. (The) 1                         118,300      2,425,150
-----------------------------------------------------------------------------------
 U.S. Bancorp                                               110,000      2,087,800
-----------------------------------------------------------------------------------
 UBS AG 2                                                    33,600      1,429,576
-----------------------------------------------------------------------------------
 Wachovia Corp.                                              26,100        889,227
-----------------------------------------------------------------------------------
 Washington Mutual, Inc.                                     42,300      1,491,921
-----------------------------------------------------------------------------------
 Wells Fargo Co.                                             32,100      1,444,179
                                                                       ------------
                                                                        11,475,537

-----------------------------------------------------------------------------------
 Diversified Financials--2.4%
 CIT Group, Inc.                                            136,000      2,292,960
-----------------------------------------------------------------------------------
 Citigroup, Inc.                                             88,900      3,062,605
-----------------------------------------------------------------------------------
 J.P. Morgan Chase & Co. 1                                  309,000      7,326,390
-----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc. 1                                 32,200      1,139,880
                                                                       ------------
                                                                        13,821,835

-----------------------------------------------------------------------------------
 Insurance--1.3%
 American International Group, Inc. 1                        43,000      2,126,350
-----------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc.                     50,200      1,771,558
-----------------------------------------------------------------------------------
 Prudential Financial, Inc.                                  78,300      2,290,275
-----------------------------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. A                   103,200      1,454,088
                                                                       ------------
                                                                         7,642,271

-----------------------------------------------------------------------------------
 Real Estate--1.1%
 Camden Property Trust                                       35,000      1,134,000
-----------------------------------------------------------------------------------
 CarrAmerica Realty Corp.                                    45,000      1,140,750
-----------------------------------------------------------------------------------
 Developers Diversified Realty Corp.                         54,000      1,304,100
-----------------------------------------------------------------------------------
 Host Marriott Corp. 2                                      381,300      2,638,596
                                                                       ------------
                                                                         6,217,446

-----------------------------------------------------------------------------------
 Health Care--8.6%
-----------------------------------------------------------------------------------
 Biotechnology--0.6%
 Affymetrix, Inc. 1,2                                        47,200      1,227,200
-----------------------------------------------------------------------------------
 Wyeth                                                       65,000      2,458,300
                                                                       ------------
                                                                         3,685,500

-----------------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.4%
 Beckman Coulter, Inc.                                       83,000      2,824,490
-----------------------------------------------------------------------------------
 Guidant Corp. 1,2                                          110,500      4,000,100
-----------------------------------------------------------------------------------
 Millipore Corp. 1,2                                         40,500      1,324,350
                                                                       ------------
                                                                         8,148,940


                   10 | OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------
 Health Care Providers & Services--1.1%
 Aetna, Inc.                                                 20,700    $ 1,020,510
-----------------------------------------------------------------------------------
 Anthem, Inc. 2                                              29,700      1,967,625
-----------------------------------------------------------------------------------
 Covance, Inc. 1,2                                           88,000      2,034,560
-----------------------------------------------------------------------------------
 Service Corp. International 2                              435,000      1,209,300
                                                                       ------------
                                                                         6,231,995

-----------------------------------------------------------------------------------
 Pharmaceuticals--5.5%
 Abbott Laboratories 1                                      130,300      4,900,583
-----------------------------------------------------------------------------------
 AstraZeneca plc                                             54,400      1,854,192
-----------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                    86,900      1,836,197
-----------------------------------------------------------------------------------
 GlaxoSmithKline plc, ADR                                    85,400      3,005,226
-----------------------------------------------------------------------------------
 Johnson & Johnson 1                                         98,600      5,705,982
-----------------------------------------------------------------------------------
 Novartis AG                                                124,360      4,605,585
-----------------------------------------------------------------------------------
 Pharmacia Corp.                                            133,500      5,780,550
-----------------------------------------------------------------------------------
 Schering-Plough Corp.                                      136,700      2,437,361
-----------------------------------------------------------------------------------
 Watson Pharmaceuticals, Inc. 1,2                            84,500      2,431,065
                                                                       ------------
                                                                        32,556,741

-----------------------------------------------------------------------------------
 Industrials--4.1%
-----------------------------------------------------------------------------------
 Aerospace & Defense--1.4%
 Boeing Co.                                                 125,800      3,152,548
-----------------------------------------------------------------------------------
 Empresa Brasileira de Aeronautica SA (Embraer), ADR        132,400      1,534,516
-----------------------------------------------------------------------------------
 Northrop Grumman Corp. 1                                    11,300        969,540
-----------------------------------------------------------------------------------
 Orbital Sciences Corp. 2                                   498,894      2,579,282
                                                                       ------------
                                                                         8,235,886

-----------------------------------------------------------------------------------
 Airlines--0.1%
 Delta Air Lines, Inc. 1                                      2,800         24,920
-----------------------------------------------------------------------------------
 Singapore Airlines Ltd.                                    144,000        713,820
                                                                       ------------
                                                                           738,740

-----------------------------------------------------------------------------------
 Commercial Services & Supplies--1.6%
 Cendant Corp. 2                                            633,800      8,049,260
-----------------------------------------------------------------------------------
 Pittston Brink's Group                                     100,000      1,386,000
                                                                       ------------
                                                                         9,435,260

-----------------------------------------------------------------------------------
 Industrial Conglomerates--0.2%
 Tyco International Ltd. 1                                   96,300      1,238,418
-----------------------------------------------------------------------------------
 Road & Rail--0.8%
 Burlington Northern Santa Fe Corp.                          56,000      1,394,400
-----------------------------------------------------------------------------------
 Canadian National Railway Co.                               26,000      1,112,800
-----------------------------------------------------------------------------------
 Swift Transportation Co., Inc. 2                           120,000      1,920,000
                                                                       ------------
                                                                         4,427,200

                   11 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------
 Information Technology--9.2%
-----------------------------------------------------------------------------------
 Communications Equipment--0.4%
 Cisco Systems, Inc. 1,2                                    116,000    $ 1,505,680
-----------------------------------------------------------------------------------
 Motorola, Inc. 1                                           130,000      1,073,800
                                                                       ------------
                                                                         2,579,480

-----------------------------------------------------------------------------------
 Computers & Peripherals--3.2%
 Hewlett-Packard Co.                                        454,600      7,069,030
-----------------------------------------------------------------------------------
 International Business Machines Corp. 1                    150,000     11,764,500
                                                                       ------------
                                                                        18,833,530

-----------------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.5%
 Cognex Corp. 2                                              50,300      1,064,851
-----------------------------------------------------------------------------------
 Flextronics International Ltd. 2                           492,600      4,295,472
-----------------------------------------------------------------------------------
 Keyence Corp.                                               14,883      2,301,857
-----------------------------------------------------------------------------------
 Waters Corp. 1,2                                            51,800      1,096,088
                                                                       ------------
                                                                         8,758,268

-----------------------------------------------------------------------------------
 IT Consulting & Services--0.2%
 Titan Corp. (The) 2                                        129,200        962,540
-----------------------------------------------------------------------------------
 Semiconductor Equipment & Products--2.6%
 Analog Devices, Inc. 1,2                                    89,200      2,453,000
-----------------------------------------------------------------------------------
 Applied Materials, Inc. 2                                   54,700        688,126
-----------------------------------------------------------------------------------
 ASML Holding NV 2                                          113,000        742,410
-----------------------------------------------------------------------------------
 Intel Corp. 1                                              280,000      4,558,400
-----------------------------------------------------------------------------------
 KLA-Tencor Corp. 1,2                                        55,300      1,987,593
-----------------------------------------------------------------------------------
 Novellus Systems, Inc. 2                                    48,500      1,322,595
-----------------------------------------------------------------------------------
 STMicroelectronics NV, NY Registered Shares 1,2             83,500      1,578,150
-----------------------------------------------------------------------------------
 Teradyne, Inc. 2                                           140,000      1,629,600
                                                                       ------------
                                                                        14,959,874

-----------------------------------------------------------------------------------
 Software--1.3%
 BEA Systems, Inc. 1,2                                      143,000      1,457,170
-----------------------------------------------------------------------------------
 Microsoft Corp.                                             75,000      1,815,750
-----------------------------------------------------------------------------------
 Peoplesoft, Inc. 2                                          84,800      1,297,440
-----------------------------------------------------------------------------------
 Red Hat, Inc. 2                                            137,000        743,910
-----------------------------------------------------------------------------------
 Reynolds & Reynolds Co., Cl. A                              55,000      1,391,500
-----------------------------------------------------------------------------------
 Synopsys, Inc. 1,2                                          27,000      1,149,120
                                                                       ------------
                                                                         7,854,890

-----------------------------------------------------------------------------------
 Materials--1.5%
-----------------------------------------------------------------------------------
 Chemicals--1.0%
 Engelhard Corp.                                            125,000      2,677,500
-----------------------------------------------------------------------------------
 International Flavors & Fragrances, Inc. 1                  38,500      1,196,965

                   12 | OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------
 Chemicals Continued
 Monsanto Co.                                                73,823    $ 1,210,697
-----------------------------------------------------------------------------------
 Praxair, Inc. 1                                             21,700      1,222,795
                                                                       ------------
                                                                         6,307,957

-----------------------------------------------------------------------------------
 Metals & Mining--0.3%
 Companhia Vale do Rio Doce, Sponsored ADR                   63,000      1,634,850
-----------------------------------------------------------------------------------
 Paper & Forest Products--0.2%
 Georgia-Pacific Corp. 1                                     79,500      1,105,050
-----------------------------------------------------------------------------------
 Telecommunication Services--0.7%
-----------------------------------------------------------------------------------
 Diversified Telecommunication Services--0.0%
 WorldCom, Inc./WorldCom Group 2                            450,000         56,700
-----------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.7%
 AT&T Corp.                                                  74,400      1,205,280
-----------------------------------------------------------------------------------
 AT&T Wireless Services, Inc. 1,2                           428,000      2,824,800
                                                                       ------------
                                                                         4,030,080

-----------------------------------------------------------------------------------
 Utilities--1.2%
-----------------------------------------------------------------------------------
 Electric Utilities--0.8%
 Dominion Resources, Inc.                                    26,700      1,478,379
-----------------------------------------------------------------------------------
 Edison International 1,2                                    83,000      1,136,270
-----------------------------------------------------------------------------------
 PG&E Corp. 2                                                45,900        617,355
-----------------------------------------------------------------------------------
 Public Service Enterprise Group, Inc.                       25,300        928,257
-----------------------------------------------------------------------------------
 Westar Energy, Inc.                                         46,600        564,792
                                                                       ------------
                                                                         4,725,053

-----------------------------------------------------------------------------------
 Multi-Utilities--0.4%
 Equitable Resources, Inc.                                   59,000      2,213,090
                                                                       ------------
 Total Common Stocks (Cost $263,882,448)                               296,149,020

-----------------------------------------------------------------------------------
 Preferred Stocks--0.2%
 Qwest Trends Trust, 5.75% Cv. 3                             30,000        275,100
-----------------------------------------------------------------------------------
 Rouse Co. (The), $3.00 Cv., Series B                        23,000      1,150,000
                                                                       ------------
 Total Preferred Stocks (Cost $2,242,150)                                1,425,100

                                                               Units
-----------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%
 Comunicacion Celular SA Wts., Exp. 11/15/03 2,4                300              3
-----------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08 2,4         1,000             10
-----------------------------------------------------------------------------------
 Sun Healthcare Group, Inc. Wts., Exp. 2/28/05 2,4              496            248
                                                                       ------------
 Total Rights, Warrants and Certificates (Cost $0)                             261


                   13 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                              Principal   Market Value
                                                                                Amount     See Note 1
-------------------------------------------------------------------------------------------------------
 Asset-Backed Securities--2.4%
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates,
 Series 2003-A, Cl. AF1, 1.836%, 10/25/17                                    $   660,000   $   660,103
-------------------------------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg
 Obligations, Series 2003-1, Cl. AF1, 1.94%, 1/25/33 4                         1,875,705     1,876,039
-------------------------------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Installment Sales, Series 2003-A,
 Cl. A2A, 1.62%, 8/15/05                                                       1,220,000     1,223,519
-------------------------------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
 Series 2002-2, Cl. A1, 1.91%, 4/16/07                                           518,114       520,594
-------------------------------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile Receivables
 Obligations, Series 2003-1, Cl. A2, 1.46%, 9/19/05                            1,860,000     1,863,162
-------------------------------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Auto Receivable Nts.,
 Series 2003-A, Cl. A2, 1.45%, 5/16/05 4                                       2,660,000     2,663,552
-------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities II, Inc., Home Equity Loan
 Pass-Through Certificates, Series 2003-HS1, Cl. AI2, 1.422%, 1/25/33 4,5      2,630,000     2,622,636
-------------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mortgage Backed
 Obligations, Series 2003-A, Cl. A2, 1.28%, 8/15/05                            2,900,000     2,900,471
                                                                                           ------------
 Total Asset-Backed Securities (Cost $14,323,773)                                           14,330,076

-------------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations--16.7%
 Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
 Participation Certificates:
 7%, 5/1/29                                                                    2,099,783     2,213,754
 Series 151, Cl. F, 9%, 5/15/21                                                  172,452       178,280
-------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Home Equity Loan Structured
 Pass-Through Certificates:
 Series HOO2, Cl. A2, 1.861%, 12/15/06                                         1,580,000     1,585,790
 Series HOO3, Cl. A2, 1.88%, 1/15/07                                           1,980,000     1,977,525
-------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
 Collateralized Mtg. Obligations, Series H006, Cl. A1, 1.724%, 5/15/04 5,6     1,550,000     1,550,000
-------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 6%, 5/1/16                                                                   10,647,615    11,149,075
 6%, 4/25/33 6                                                                18,542,000    19,225,736
 6.50%, 12/1/27-2/1/28                                                         2,541,624     2,657,738
 6.50%, 4/1/33 6                                                              25,066,000    26,146,971
 7%, 4/25/33 6                                                                20,446,000    21,551,352
 8.50%, 7/1/32 6                                                                 523,752       564,187
-------------------------------------------------------------------------------------------------------
 Government National Mortgage Assn.:
 5.375%, 3/20/26                                                                 118,237       120,788
 7%, 4/15/26                                                                   1,150,405     1,225,612
 7.50%, 5/15/27                                                                4,127,407     4,424,937
-------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
 Pass-Through Certificates:
 Series 1996-B, Cl. 1, 6.807%, 4/25/26 4,5                                       121,027       100,452
 Series 1996-C1, Cl. F, 8.496%, 1/20/06 5                                        250,000       243,437
-------------------------------------------------------------------------------------------------------
 Washington Mutual Mortgage Securities Corp.,
 Collateralized Mtg. Obligations, Pass-Through Certificates,
 Series 2002-AR19, Cl. A1, 1.771%, 1/25/33                                     1,709,699     1,710,768

                   14 | OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                            Principal   Market Value
                                                                              Amount     See Note 1
-----------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations Continued
 Wells Fargo Mortgage Backed Securities Trust,
 Collateralized Mtg. Obligations, Series 2003-A, Cl. A1, 1.79%, 2/25/33 4  $ 1,015,266   $ 1,011,020
                                                                                         ------------
 Total Mortgage-Backed Obligations (Cost $96,305,629)                                     97,637,422

-----------------------------------------------------------------------------------------------------
 U.S. Government Obligations--9.2%
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 4.50%, 1/15/13                                                              2,400,000     2,442,454
 5.50%, 7/15/06                                                              4,000,000     4,399,224
-----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Nts., 7.125%, 1/15/30                         500,000       624,746
-----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07                                                              3,300,000     3,500,656
 7.25%, 1/15/10-5/15/30                                                      8,600,000    10,629,883
-----------------------------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds, 7.125%, 5/1/30                              526,000       658,878
-----------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 5.375%, 2/15/31                                                             1,583,000     1,712,857
 6%, 2/15/26                                                                   500,000       573,047
 6.50%, 11/15/26                                                               360,000       437,864
 8.875%, 8/15/17                                                             3,650,000     5,350,816
 STRIPS, 5.50%, 11/15/26 7                                                  15,545,000     4,425,382
 STRIPS, 6.54%, 8/15/15 7                                                    8,500,000     4,818,939
 STRIPS, 7.10%, 11/15/18 7                                                   9,350,000     4,250,809
 STRIPS, 7.31%, 8/15/19 7                                                   10,200,000     4,408,379
-----------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 3.875%, 2/15/13                                                             3,195,000     3,209,355
 5%, 8/15/11                                                                 2,100,000     2,303,274
                                                                                         ------------

 Total U.S. Government Obligations (Cost $48,478,484)                                     53,746,563

-----------------------------------------------------------------------------------------------------
 Foreign Government Obligations--0.2%
 Argentina (Republic of) Nts., 11.75%, 2/12/07 2,4,8 [ARP]                     150,000         4,171
-----------------------------------------------------------------------------------------------------
 Philippines (Republic of) Bonds, 8.60%, 6/15/27 4                           1,150,000       922,875
                                                                                         ------------
 Total Foreign Government Obligations (Cost $1,312,513)                                      927,046

-----------------------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes--13.1%
 ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93            500,000       511,443
-----------------------------------------------------------------------------------------------------
 AEP Resources, Inc., 6.50% Sr. Nts., 12/1/03 3                                714,000       727,434
-----------------------------------------------------------------------------------------------------
 Albertson's, Inc., 7.45% Unsec. Debs., 8/1/29 9                               460,000       510,628
-----------------------------------------------------------------------------------------------------
 American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09 4,8                  1,300,000       325,000
-----------------------------------------------------------------------------------------------------
 American International Group, Inc./SunAmerica Global Financing VI,
 6.30% Sr. Sec. Nts., 5/10/11 3                                              1,000,000     1,129,314
-----------------------------------------------------------------------------------------------------
 Amgen, Inc., 8.125% Unsec. Debs., 4/1/97 9                                    110,000       136,077
-----------------------------------------------------------------------------------------------------
 Amtran, Inc., 10.50% Sr. Nts., 8/1/04 4                                       500,000       175,000
-----------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc.:
 7.50% Sr. Unsec. Nts., 5/1/07                                                 935,000     1,039,823
 8.75% Sr. Unsec. Nts., 3/1/31                                                 395,000       454,518
-----------------------------------------------------------------------------------------------------
 AXA Group, 8.60% Unsec. Sub. Nts., 12/15/30                                 1,030,000     1,160,164


                   15 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 Principal  Market Value
                                                                                   Amount    See Note 1
--------------------------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 Bank of America Corp., 7.80% Jr. Unsec. Sub. Nts., 2/15/10                     $  500,000   $  607,269
--------------------------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09 4                                         350,000      246,750
--------------------------------------------------------------------------------------------------------
 Boeing Capital Corp.:
 6.50% Nts., 2/15/12 9                                                           1,000,000    1,037,539
 7.375% Sr. Nts., 9/27/10                                                        1,750,000    1,935,731
--------------------------------------------------------------------------------------------------------
 Bristol-Myers Squibb Co., 5.75% Nts., 10/1/11                                   1,000,000    1,074,652
--------------------------------------------------------------------------------------------------------
 British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                575,000      644,961
--------------------------------------------------------------------------------------------------------
 Charter Communications Holdings LLC/Charter Communications
 Holdings Capital Corp., 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11 10                 400,000      164,000
--------------------------------------------------------------------------------------------------------
 CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                           1,000,000    1,120,670
--------------------------------------------------------------------------------------------------------
 Citigroup, Inc., 6.875% Unsec. Nts., 2/15/98                                      550,000      611,112
--------------------------------------------------------------------------------------------------------
 Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                              760,000      956,274
--------------------------------------------------------------------------------------------------------
 Clear Channel Communications, Inc., 7.65% Sr. Nts., 9/15/10                       745,000      861,850
--------------------------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                  200,000      214,500
--------------------------------------------------------------------------------------------------------
 Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                 440,000      517,603
--------------------------------------------------------------------------------------------------------
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10     200,000      194,000
--------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07            850,000      633,250
--------------------------------------------------------------------------------------------------------
 Conoco, Inc., 6.95% Sr. Unsec. Nts., 4/15/29                                      500,000      568,292
--------------------------------------------------------------------------------------------------------
 Cox Communications, Inc., 7.75% Sr. Nts., 11/1/10                                 705,000      825,337
--------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston (USA), Inc., 6.125% Nts., 11/15/11                   1,160,000    1,217,855
--------------------------------------------------------------------------------------------------------
 DaimlerChrysler NA Holding Corp., 6.40% Nts., 5/15/06 9                         1,290,000    1,392,401
--------------------------------------------------------------------------------------------------------
 Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                  585,000      582,075
--------------------------------------------------------------------------------------------------------
 Deutsche Telekom International BV:
 8.25% Unsec. Unsub. Nts., 6/15/05 5                                               355,000      391,274
 8.75% Unsec. Unsub. Nts., 6/15/30                                                 350,000      416,765
--------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 4,8                              1,400,000      210,000
--------------------------------------------------------------------------------------------------------
 Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                         565,000      674,632
--------------------------------------------------------------------------------------------------------
 DTE Energy Co., 6.375% Sr. Nts., 4/15/33                                          280,000      284,704
--------------------------------------------------------------------------------------------------------
 Duke Energy Corp., 5.625% Nts., 11/30/12                                          425,000      433,275
--------------------------------------------------------------------------------------------------------
 Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07 4                                      100,000      104,000
--------------------------------------------------------------------------------------------------------
 Dynegy Holdings, Inc., 8.75% Sr. Nts., 2/15/12                                    250,000      176,250
--------------------------------------------------------------------------------------------------------
 EOP Operating LP, 8.375% Nts., 3/15/06                                            560,000      637,484
--------------------------------------------------------------------------------------------------------
 Federated Department Stores, Inc., 6.625% Sr. Nts., 4/1/11                        840,000      923,531
--------------------------------------------------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                   1,045,000    1,098,664
--------------------------------------------------------------------------------------------------------
 Fleming Cos., Inc., 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07 8             200,000        7,000
--------------------------------------------------------------------------------------------------------
 Focal Communications Corp., 11.875% Sr. Unsec. Nts., Series B, 1/15/10 4,8         85,000        5,100
--------------------------------------------------------------------------------------------------------
 Ford Motor Co.:
 7.45% Bonds, 7/16/31                                                              850,000      652,174
 7.70% Unsec. Debs., 5/15/97                                                       500,000      377,560
--------------------------------------------------------------------------------------------------------
 France Telecom SA:
 9.25% Sr. Unsec. Nts., 3/1/11                                                     490,000      590,024
 10% Sr. Unsec. Nts., 3/1/31 5                                                     360,000      470,428


                   16 | OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                       Principal   Market Value
                                                                         Amount     See Note 1
----------------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 General Electric Capital Corp.:
 5.875% Nts., Series MTNA, 2/15/12                                    $  560,000   $  602,951
 6.75% Nts., Series A, 3/15/32                                           255,000      288,190
----------------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 6.875% Unsec. Unsub. Nts., 8/28/12   1,900,000    1,877,907
----------------------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The), 7.80% Sr. Unsec. Unsub. Nts.,
 Series B, 1/28/10                                                       500,000      598,653
----------------------------------------------------------------------------------------------
 Graphic Packaging Corp., 8.625% Sub. Nts., 2/15/12                      200,000      205,000
----------------------------------------------------------------------------------------------
 Hertz Corp. (The), 7.625% Sr. Nts., 6/1/12                            1,665,000    1,481,597
----------------------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08         250,000      267,187
----------------------------------------------------------------------------------------------
 Horseshoe Gaming LLC, 8.625% Sr. Sub. Nts., 5/15/09                     600,000      636,000
----------------------------------------------------------------------------------------------
 Household Finance Corp., 7% Nts., 5/15/12                               930,000    1,061,856
----------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr.
 Unsec. Disc. Nts., 13.08%, 12/31/09 7                                   800,000      204,000
----------------------------------------------------------------------------------------------
 Hutchison Whampoa International Ltd., 6.50% Nts., 2/13/13 3           1,035,000    1,046,145
----------------------------------------------------------------------------------------------
 Hypovereinsbank, 8.741% Bonds, 6/30/31 3                                677,000      588,131
----------------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                  300,000      313,500
----------------------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                     250,000      246,250
----------------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09 2,4,8     600,000          780
----------------------------------------------------------------------------------------------
 J.P. Morgan Chase & Co., 6.75% Sub. Nts., 2/1/11                      1,000,000    1,109,246
----------------------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12            700,000      707,000
----------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B, 10/15/06 2,8                                250,000      156,250
 12.75% Sr. Sub. Nts., 2/1/04 2,4,8                                      500,000       20,000
----------------------------------------------------------------------------------------------
 Kinder Morgan, Inc., 6.50% Nts., 9/1/12 3                               550,000      598,593
----------------------------------------------------------------------------------------------
 Kraft Foods, Inc., 6.25% Nts., 6/1/12                                   890,000      931,261
----------------------------------------------------------------------------------------------
 Kroger Co. (The), 6.75% Nts., 4/15/12                                   465,000      516,596
----------------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 2,4,8,10                       300,000       34,500
 12.50% Sr. Nts., 4/15/10 4,8                                            600,000       87,000
----------------------------------------------------------------------------------------------
 Lockheed Martin Corp., 8.50% Bonds, 12/1/29                             605,000      794,498
----------------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.625% Sr. Sec. Nts., Series A, 5/1/07                                  150,000      150,750
 9.875% Sec. Nts., Series B, 5/1/07                                      400,000      402,000
----------------------------------------------------------------------------------------------
 Marsh & McLennan Cos., Inc., 4.85% Nts., 2/15/13                        584,000      593,936
----------------------------------------------------------------------------------------------
 MBNA America Bank NA, 6.625% Sub. Nts., 6/15/12                       1,000,000    1,047,692
----------------------------------------------------------------------------------------------
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                     500,000      332,500
 9.125% Sr. Unsec. Nts., 1/15/11                                         750,000      633,750
----------------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12               600,000      624,750
----------------------------------------------------------------------------------------------
 Morgan Stanley, 6.60% Nts., 4/1/12                                      760,000      849,833
----------------------------------------------------------------------------------------------
 News America Holdings, Inc., 7.75% Sr. Unsec. Debs., 12/1/45            920,000    1,011,170
----------------------------------------------------------------------------------------------
 NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                985,000    1,140,668
----------------------------------------------------------------------------------------------
 Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                        870,000    1,007,539
----------------------------------------------------------------------------------------------
 Orbcomm Global LP,  Escrow shares, 8/15/04 2,8                          155,000           --


                   17 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                       Principal  Market Value
                                                                         Amount    See Note 1
----------------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 Pathmark Stores, Inc., 8.75% Sr. Sub. Nts., 2/1/12                   $  300,000   $  289,500
----------------------------------------------------------------------------------------------
 Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10               500,000      512,500
----------------------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11              250,000      278,750
----------------------------------------------------------------------------------------------
 Progress Energy, Inc., 7.10% Nts., 3/1/11                               575,000      648,144
----------------------------------------------------------------------------------------------
 Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 3           1,162,000    1,404,628
----------------------------------------------------------------------------------------------
 Pulte Corp., 8.125% Sr. Unsec. Nts., 3/1/11                             610,000      701,849
----------------------------------------------------------------------------------------------
 R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                       750,000      947,706
----------------------------------------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07                                         500,000      525,000
 10.875% Sr. Sub. Nts., 4/1/08                                           250,000      260,000
----------------------------------------------------------------------------------------------
 Rogers Wireless Communications, Inc., 9.625% Sr. Sec. Nts., 5/1/11      231,000      247,170
----------------------------------------------------------------------------------------------
 Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08           750,000      545,625
----------------------------------------------------------------------------------------------
 Simon DeBartolo Group LP, 6.875% Unsec. Nts., 11/15/06                  900,000      990,414
----------------------------------------------------------------------------------------------
 Sprint Capital Corp., 8.75% Nts., 3/15/32                             1,105,000    1,143,675
----------------------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                    200,000      204,500
----------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 4                 127,831       83,090
----------------------------------------------------------------------------------------------
 Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11     400,000      413,000
----------------------------------------------------------------------------------------------
 Target Corp., 5.40% Nts., 10/1/08                                       895,000      974,819
----------------------------------------------------------------------------------------------
 TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12              1,315,000    1,643,641
----------------------------------------------------------------------------------------------
 Telus Corp., 7.50% Nts., 6/1/07                                         565,000      598,900
----------------------------------------------------------------------------------------------
 Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                        250,000      248,750
----------------------------------------------------------------------------------------------
 Time Warner Entertainment Co. LP:
 8.375% Sr. Debs., 3/15/23                                               280,000      328,162
 10.15% Sr. Nts., 5/1/12                                                 308,000      396,367
----------------------------------------------------------------------------------------------
 Time Warner, Inc., 9.125% Debs., 1/15/13                                695,000      821,389
----------------------------------------------------------------------------------------------
 Tritel PCS, Inc., 10.375% Sr. Sub. Nts., 1/15/11                        377,000      436,377
----------------------------------------------------------------------------------------------
 Triton PCS, Inc., 8.75% Sr. Unsec. Sub. Nts., 11/15/11                  400,000      340,000
----------------------------------------------------------------------------------------------
 Tyco International Group SA, 6.375% Nts., 10/15/11                    1,000,000      940,000
----------------------------------------------------------------------------------------------
 Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03 4                    448,000      450,240
----------------------------------------------------------------------------------------------
 Union Carbide Corp., 6.25% Nts., 6/15/03                                635,000      637,895
----------------------------------------------------------------------------------------------
 United Auto Group, Inc., 9.625% Sr. Sub. Unsec. Nts., 3/15/12           100,000       98,000
----------------------------------------------------------------------------------------------
 United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts.,
 Series B, 8/1/09 2,8                                                    400,000       39,000
----------------------------------------------------------------------------------------------
 United States Steel LLC, 10.75% Sr. Nts., 8/1/08                        600,000      588,000
----------------------------------------------------------------------------------------------
 Verizon Global Funding Corp., 7.75% Sr. Unsub. Nts., 12/1/30          1,460,000    1,762,283
----------------------------------------------------------------------------------------------
 Viacom, Inc., 7.70% Sr. Unsec. Nts., 7/30/10                          1,800,000    2,173,662
----------------------------------------------------------------------------------------------
 VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09           149,000      165,390
----------------------------------------------------------------------------------------------
 Walt Disney Co. (The), 6.375% Sr. Unsec. Nts., 3/1/12                 1,100,000    1,184,404
----------------------------------------------------------------------------------------------
 Waste Management, Inc.:
 7% Sr. Nts., 7/15/28                                                    830,000      863,651
 7.375% Sr. Unsub. Nts., 8/1/10                                          650,000      735,016
----------------------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                 100,000       97,750


                   18 | OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                                    Principal       Market Value
                                                                                      Amount         See Note 1
------------------------------------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                                    $     500,000     $     532,500
------------------------------------------------------------------------------------------------------------------
 WorldCom, Inc., 6.95% Sr. Unsec. Nts., 8/15/28 2,8                                   1,000,000           270,000
                                                                                                    --------------
 Total Non-Convertible Corporate Bonds and Notes (Cost $79,702,551)                                    76,717,813

------------------------------------------------------------------------------------------------------------------
 Convertible Corporate Bonds and Notes--0.0%
 Fletcher Building Ltd., 8.55% Cv. Unsec. Sub. Nts., 6/15/03                             12,500             6,932
------------------------------------------------------------------------------------------------------------------
 Fletcher Challenge Ltd., 10.50% Cv. Unsec. Sub. Nts., 4/30/05                           12,500             7,270
------------------------------------------------------------------------------------------------------------------
 Gilat Satellite Networks Ltd., 4% Cv. Sec. Nts., 10/1/12                               356,803           115,961
                                                                                                    --------------
 Total Convertible Corporate Bonds and Notes (Cost $114,824)                                              130,163

------------------------------------------------------------------------------------------------------------------
 Structured Notes--3.7%
------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, COUNTS Corp. Sec. Bond Linked Nts.,
 Series 2003-1, 3.128%, 1/7/05 4,5                                                    4,250,000         4,254,675
------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, High Yield Index Credit Linked Trust Nts.:
 7.55%, 11/15/07                                                                      8,000,000         8,270,000
 8.75%, 11/15/07                                                                      4,465,000         4,654,764
------------------------------------------------------------------------------------------------------------------
 UBS AG, High Grade Credit Linked Nts., 3.133%, 12/10/04 5                            4,250,000         4,237,250
                                                                                                    --------------
 Total Structured Notes (Cost $21,129,782)                                                             21,416,689

------------------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--16.0% 11
 Undivided interest of 32.58% in joint repurchase agreement (Market Value
 $300,097,000) with DB Alex Brown LLC, 1.30%, dated 3/31/03, to be repurchased at $94,057,396 on 4/1/03, collateralized by U.S. Treasury Bonds, 8.75%--8.875%,
 11/15/08--2/15/19, with a value of $306,844,843 (Cost $94,054,000)                  94,054,000        94,054,000

------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $621,546,154)                                          112.0%      656,534,153
------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                                    (12.0)      (70,258,313)
                                                                                  --------------------------------
 Net Assets                                                                               100.0%    $ 586,275,840
                                                                                  ================================


                   19 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

ARP Argentine Peso

1. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                             Contracts  Expiration  Exercise       Premium  Market Value
                                       Subject to Call       Dates     Price      Received    See Note 1
------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.                       900     1/20/04   $ 12.50    $   87,297      $  9,000
Abbott Laboratories                                260     1/19/04     60.00        23,140            --
Affymetrix, Inc.                                   150     5/19/03     35.00        25,411            --
Altria Group, Inc.                                 200     1/20/04     40.00        99,399        14,000
American International Group, Inc.                  80     1/20/04     90.00        15,760         1,200
American International Group, Inc.                  80     5/19/03     75.00        23,360            --
Analog Devices, Inc.                               200     1/20/04     55.00        33,000         2,000
Bank of America Corp.                              127     5/19/03     80.00        21,844         3,810
Bank of New York Co., Inc. (The)                    84     1/20/04     40.00         9,828            --
BEA Systems, Inc.                                  400     1/20/04     25.00        35,599         8,000
Borg-Warner Automotive                              72     4/21/03     55.00        15,264           360
Cisco Systems, Inc.                                230     1/20/04     25.00        18,170         2,300
Cooper Cameron Corp.                               115     5/19/03     50.00        62,175        28,175
Covance, Inc.                                      440     5/19/03     25.00        82,279        22,000
Covance, Inc.                                      440     5/19/03     22.50        53,679        74,800
Delta Air Lines, Inc.                               28     1/20/04     30.00         2,716           140
Devon Energy Corp.                                 120     4/21/03     55.00        41,639            --
EchoStar Communications Corp.                      260     1/20/04     35.00        32,533        57,200
Edison International                               315     1/20/04     15.00        41,718        50,400
Edison International                               105     7/21/03     15.00        10,321         8,400
Gap, Inc. (The)                                    600     1/20/04     20.00        57,899        42,000
Georgia-Pacific Corp.                              150     4/21/03     17.50        20,550         1,500
GlobalSantaFe Corp.                                300     4/21/03     30.00        42,599            --
Guidant Corp.                                      200     1/20/04     50.00        17,248        12,000
Intel Corp.                                        450     1/20/04     30.00        42,299         9,000
International Business Machines Corp.              160     1/20/04    130.00        25,120         4,000
International Business Machines Corp.              160     4/21/03     90.00        21,920           800
International Flavors & Fragrances, Inc.           260     5/19/03     40.00        30,560            --
J.P. Morgan Chase & Co.                            600     1/20/04     35.00        61,199        18,000
Johnson & Johnson                                  150     1/20/04     75.00        20,550         6,750
KLA-Tencor Corp.                                   180     1/20/04     50.00        67,859        41,400
Merrill Lynch & Co., Inc.                          192     1/20/04     60.00        33,983           960
Merrill Lynch & Co., Inc.                          130     4/21/03     45.00        16,510            --
Millipore Corp.                                    150     4/21/03     40.00        26,370            --
Motorola, Inc.                                     600     1/20/04     15.00        73,199         3,000
Nike, Inc., Cl. B                                  120     1/20/04     60.00        30,840        34,800
Northrop Grumman Corp.                              75     1/20/04    135.00        28,275         1,875
Praxair, Inc.                                       86     7/21/03     65.00        25,653         3,870
STMicroelectronics NV, NY Registered Shares        240     1/20/04     40.00        42,479         2,400
Synopsys, Inc.                                     135     6/23/03     55.00        76,561         2,700
Tyco International Ltd.                            550     1/20/04     25.00        97,349         5,500
Viacom, Inc., Cl. B                                380     1/20/04     60.00       107,440         7,600
Waters Corp.                                       225     5/19/03     35.00        29,700            --
Watson Pharmaceuticals, Inc.                       400     5/19/03     30.00        56,799        32,000
                                                                                -------------------------
                                                                                $1,788,093      $511,940
                                                                                =========================

2. Non-income producing security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,769,345 or 0.98% of the Fund's net assets as of March 31, 2003.
4. Identifies issues considered to be illiquid--See Note 8 of Notes to Financial Statements.
5. Represents the current interest rate for a variable or increasing rate security.
6. When-issued security to be delivered and settled after March 31, 2003.
7. Zero coupon bond reflects effective yield on the date of purchase.
8. Issuer is in default.
9. Securities with an aggregate market value of $2,848,091 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
11. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.

                   20 | OPPENHEIMER MULTIPLE STRATEGIES FUND

 STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 March 31, 2003
----------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (including $94,054,000 in repurchase agreements)
 (cost $621,546,154)--see accompanying statement                                       $656,534,153
----------------------------------------------------------------------------------------------------
 Cash                                                                                       104,625
----------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                                               3,193,931
 Investments sold                                                                         1,220,271
 Shares of beneficial interest sold                                                         370,283
 Other                                                                                        6,850
                                                                                       -------------
 Total assets                                                                           661,430,113

----------------------------------------------------------------------------------------------------
 Liabilities
 Options written, at value (premiums received $1,788,093)--see accompanying statement       511,940
----------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $69,197,607 purchased on a when-issued basis)          73,104,912
 Shares of beneficial interest redeemed                                                     599,399
 Distribution and service plan fees                                                         300,071
 Daily variation on futures contracts                                                       232,976
 Trustees' compensation                                                                     136,106
 Shareholder reports                                                                        121,405
 Transfer and shareholder servicing agent fees                                               81,893
 Other                                                                                       65,571
                                                                                       -------------
 Total liabilities                                                                       75,154,273

----------------------------------------------------------------------------------------------------
 Net Assets                                                                            $586,275,840
                                                                                       =============

----------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Paid-in capital                                                                       $597,260,286
----------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                      3,569,694
----------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions         (50,921,643)
----------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities
 denominated in foreign currencies                                                       36,367,503
                                                                                       -------------
 Net Assets                                                                            $586,275,840
                                                                                       =============


                   21 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


--------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $494,399,341 and 45,075,761 shares of beneficial interest outstanding) $10.97 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                 $11.64
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $54,438,814 and 5,022,974 shares of beneficial interest outstanding)     $10.84
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $36,056,642 and 3,314,460 shares of beneficial interest outstanding)     $10.88
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,381,043 and 126,429 shares of beneficial interest outstanding)        $10.92



 See accompanying Notes to Financial Statements.




                   22 | OPPENHEIMER MULTIPLE STRATEGIES FUND

 STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended March 31, 2003
-------------------------------------------------------------------------------------------------
 Investment Income
 Interest                                                                           $  7,114,453
-------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $49,402)                               2,615,907
                                                                                    -------------
 Total investment income                                                               9,730,360

-------------------------------------------------------------------------------------------------
 Expenses
 Management fees                                                                       2,128,587
-------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                 488,271
 Class B                                                                                 279,141
 Class C                                                                                 177,080
 Class N                                                                                   2,925
-------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                 296,064
 Class B                                                                                  85,292
 Class C                                                                                  33,856
 Class N                                                                                   2,076
-------------------------------------------------------------------------------------------------
 Shareholder reports                                                                      87,457
-------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                              32,902
-------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                   18,942
-------------------------------------------------------------------------------------------------
 Other                                                                                    60,454
                                                                                    -------------
 Total expenses                                                                        3,693,047
 Less reduction to custodian expenses                                                     (2,904)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N             (13)
                                                                                    -------------
 Net expenses                                                                          3,690,130

-------------------------------------------------------------------------------------------------
 Net Investment Income                                                                 6,040,230
-------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                               (38,944,012)
 Closing of futures contracts                                                         (1,247,877)
 Closing and expiration of option contracts written                                    1,610,719
 Foreign currency transactions                                                        (4,554,198)
                                                                                    -------------
 Net realized loss                                                                   (43,135,368)
-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                          60,151,122
 Translation of assets and liabilities denominated in foreign currencies               7,178,814
                                                                                    -------------
 Net change                                                                           67,329,936
                                                                                    -------------
 Net realized and unrealized gain                                                     24,194,568

-------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                               $ 30,234,798
                                                                                    =============


 See accompanying Notes to Financial Statements.


                   23 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Six Months             Year
                                                                                   Ended            Ended
                                                                          March 31, 2003    September 30,
                                                                             (Unaudited)             2002
----------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                     $   6,040,230    $  18,276,172
----------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                    (43,135,368)         610,422
----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                         67,329,936      (73,388,061)
                                                                           -------------------------------
 Net increase (decrease) in net assets resulting from operations              30,234,798      (54,501,467)

----------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                                                      (4,916,286)     (14,210,521)
 Class B                                                                        (274,872)      (1,133,097)
 Class C                                                                        (199,835)        (661,527)
 Class N                                                                          (9,629)         (11,506)
----------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                              --      (17,457,674)
 Class B                                                                              --       (1,994,603)
 Class C                                                                              --       (1,138,028)
 Class N                                                                              --           (3,571)

----------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                      (9,905,055)      (2,115,218)
 Class B                                                                      (2,712,029)         184,684
 Class C                                                                       1,340,461        2,353,216
 Class N                                                                         551,335          822,605

----------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)                                                    14,108,888      (89,866,707)
----------------------------------------------------------------------------------------------------------
 Beginning of period                                                         572,166,952      662,033,659
                                                                           -------------------------------
 End of period [including undistributed net investment income
 of $3,569,694 and $2,930,086, respectively]                               $ 586,275,840    $ 572,166,952
                                                                           ===============================

 See accompanying Notes to Financial Statements.



                   24 | OPPENHEIMER MULTIPLE STRATEGIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Six Months                                                                 Year
                                                    Ended                                                                Ended
                                           March 31, 2003                                                            Sept. 30,
Class A                                       (Unaudited)         2002         2001          2000         1999            1998
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period              $10.51       $12.14       $14.23        $14.06       $13.69          $16.17
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .12          .35          .43           .53          .54             .51
 Net realized and unrealized gain (loss)              .45        (1.29)       (1.40)         1.21         1.59           (1.22)
                                                  -------------------------------------------------------------------------------
 Total from investment operations                     .57         (.94)        (.97)         1.74         2.13            (.71)
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.11)        (.31)        (.38)         (.48)        (.54)           (.49)
 Distributions from net realized gain                  --         (.38)        (.74)        (1.09)       (1.22)          (1.28)
                                                  -------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                       (.11)        (.69)       (1.12)        (1.57)       (1.76)          (1.77)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $10.97       $10.51       $12.14        $14.23       $14.06          $13.69
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                  5.41%       (8.58)%      (7.27)%       13.31%       16.29%          (4.71)%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)        $494,399     $483,311     $562,281      $639,648     $635,603        $624,895
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $500,104     $570,796     $626,251      $644,356     $660,113        $699,665
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                               2.17%        2.84%        3.16%         3.71%        3.70%           3.34%
 Expenses                                            1.11%        1.15%        1.01%         1.13%        1.09%           1.08% 3
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               84%          31%          40%           33%          15%             59%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                   25 | OPPENHEIMER MULTIPLE STRATEGIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 Six Months                                                                Year
                                                      Ended                                                               Ended
                                             March 31, 2003                                                           Sept. 30,
 Class B                                        (Unaudited)        2002        2001          2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $10.38      $12.01      $14.08        $13.93         $13.57         $16.04
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .06         .25         .31           .41            .41            .38
 Net realized and unrealized gain (loss)                .45       (1.29)      (1.36)         1.19           1.58          (1.20)
                                                    -------------------------------------------------------------------------------
 Total from investment operations                       .51       (1.04)      (1.05)         1.60           1.99           (.82)
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.05)       (.21)       (.28)         (.36)          (.41)          (.37)
 Distributions from net realized gain                    --        (.38)       (.74)        (1.09)         (1.22)         (1.28)
                                                    -------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                         (.05)       (.59)      (1.02)        (1.45)         (1.63)         (1.65)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $10.84      $10.38      $12.01        $14.08         $13.93         $13.57
                                                    ===============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    4.95%      (9.38)%     (7.96)%       12.30%         15.35%         (5.49)%

-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)           $54,439     $54,757     $63,487       $66,777        $68,875        $73,036
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $55,979     $64,702     $67,959       $66,956        $73,673        $74,442
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 1.17%       2.02%       2.37%         2.92%          2.85%          2.53%
 Expenses                                              2.10%       1.97%       1.81%         1.94%          1.93%          1.91% 3
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 84%         31%         40%           33%            15%            59%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                   26 | OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                  Six Months                                                              Year
                                                       Ended                                                             Ended
                                              March 31, 2003                                                         Sept. 30,
 Class C                                         (Unaudited)         2002         2001         2000          1999         1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                 $10.42       $12.06       $14.13       $13.97        $13.61       $16.07
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .07          .24          .31          .41           .42          .38
 Net realized and unrealized gain (loss)                 .45        (1.29)       (1.37)        1.20          1.57        (1.20)
                                                      ----------------------------------------------------------------------------
 Total from investment operations                        .52        (1.05)       (1.06)        1.61          1.99         (.82)
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.06)        (.21)        (.27)        (.36)         (.41)        (.36)
 Distributions from net realized gain                     --         (.38)        (.74)       (1.09)        (1.22)       (1.28)
                                                      ----------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                          (.06)        (.59)       (1.01)       (1.45)        (1.63)       (1.64)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $10.88       $10.42       $12.06       $14.13        $13.97       $13.61
                                                      ============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                     5.00%       (9.41)%     (8.00)%       12.35%       15.28%        (5.43)%

----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)            $36,057      $33,300      $36,171      $38,522       $38,978      $48,417
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $35,528      $37,412      $39,030      $38,597       $43,701      $52,325
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                  1.32%        2.03%        2.37%        2.92%         2.85%        2.51%
 Expenses                                               1.98%        1.96%        1.81%        1.94%         1.93%        1.91% 3
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  84%          31%          40%          33%           15%          59%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                   27 | OPPENHEIMER MULTIPLE STRATEGIES FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                      Six Months                   Year
                                                                           Ended                  Ended
                                                                  March 31, 2003              Sept. 30,
 Class N                                                             (Unaudited)        2002     2001 1
----------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                                     $10.48      $12.13     $13.67
----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                       .11         .39        .24
 Net realized and unrealized gain (loss)                                     .41       (1.38)     (1.48)
                                                                        ----------------------------------
 Total from investment operations                                            .52        (.99)     (1.24)
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                       (.08)       (.28)      (.30)
 Distributions from net realized gain                                         --        (.38)        --
                                                                        ----------------------------------
 Total dividends and/or distributions to shareholders                       (.08)       (.66)      (.30)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                           $10.92      $10.48     $12.13
                                                                        ==================================

----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                         4.99%      (8.94)%    (9.30)%

----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                                 $1,381        $798        $95
----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                        $1,176        $454        $12
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                      1.83%       2.49%      5.81%
 Expenses                                                                   1.64%       1.48%      1.32%
 Expenses, net of reduction to custodian expenses and/or voluntary
 waiver of transfer agent fees                                              1.64% 4     1.48       1.32%
----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                      84%         31%        40%


1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Less than 0.01%.

See accompanying Notes to Financial Statements.


                   28 | OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Multiple Strategies Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high total investment return consistent with preservation of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2003, the market value of these securities comprised 3.7% of the Fund's net assets, and resulted in unrealized gains in the current period of $286,905.


                   29 | OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2003, the Fund had entered into when-issued purchase commitments of $69,197,607.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
    Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2003, securities with an aggregate market value of $1,158,801, representing 0.20% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.



                   30 | OPPENHEIMER MULTIPLE STRATEGIES FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of March 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $44,315,171. This estimated capital loss carryforward represents losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the period, the Fund used $0 of carryforward to offset capital gains realized.
--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2003, the Fund's projected benefit obligations were increased by $7,485 and payments of $8,053 were made to retired trustees, resulting in an accumulated liability of $129,913 as of March 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.



                   31 | OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended March 31, 2003 and the year ended September 30, 2002 was as follows:

                             Six Months Ended           Year Ended
                               March 31, 2003   September 30, 2002
         ---------------------------------------------------------
         Distributions paid from:
         Ordinary income          $ 5,400,622       $  16,739,835
         Long-term capital gain            --          19,870,692
         Return of capital                 --                  --
                                  --------------------------------
         Total                    $ 5,400,622       $  36,610,527
                                  ================================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   32 | OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                       Six Months Ended March 31, 2003    Year Ended September 30, 2002
                                Shares          Amount             Shares        Amount
----------------------------------------------------------------------------------------
 Class A
 Sold                        1,914,523   $  21,082,852         3,119,704   $ 38,219,004
 Dividends and/or
 distributions reinvested      400,593       4,413,449         2,300,598     28,557,940
 Redeemed                   (3,244,469)    (35,401,356)       (5,720,740)   (68,892,162)
                            ------------------------------------------------------------
 Net decrease                 (929,353)  $  (9,905,055)         (300,438)  $ (2,115,218)
                            ============================================================

----------------------------------------------------------------------------------------
 Class B
 Sold                          817,080   $   8,870,590         1,621,677   $ 19,347,586
 Dividends and/or
 distributions reinvested       23,178         253,108           237,129      2,923,736
 Redeemed                   (1,092,011)    (11,835,727)       (1,869,194)   (22,086,638)
                            ------------------------------------------------------------
 Net increase (decrease)      (251,753)  $  (2,712,029)          (10,388)  $    184,684
                            ============================================================

----------------------------------------------------------------------------------------
 Class C
 Sold                          609,621   $   6,670,814           785,399   $  9,356,388
 Dividends and/or
 distributions reinvested       16,562         181,414           129,600      1,602,446
 Redeemed                     (507,253)     (5,511,767)         (719,571)    (8,605,618)
                            ------------------------------------------------------------
 Net increase                  118,930   $   1,340,461           195,428   $  2,353,216
                            ============================================================

----------------------------------------------------------------------------------------
 Class N
 Sold                           64,330   $     706,281            83,325   $  1,000,643
 Dividends and/or
 distributions reinvested          848           9,305             1,206         14,492
 Redeemed                      (14,964)       (164,251)          (16,163)      (192,530)
                            ------------------------------------------------------------
 Net increase                   50,214   $     551,335            68,368   $    822,605
                            ============================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2003, were $489,741,569 and $440,777,186, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion.


                   33 | OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                            Aggregate          Class A         Concessions         Concessions       Concessions        Concessions
                            Front-End        Front-End          on Class A          on Class B        on Class C         on Class N
                        Sales Charges    Sales Charges              Shares              Shares            Shares             Shares
 Six Months                on Class A      Retained by         Advanced by         Advanced by       Advanced by        Advanced by
 Ended                         Shares      Distributor       Distributor 1       Distributor 1     Distributor 1      Distributor 1
------------------------------------------------------------------------------------------------------------------------------------
 March 31, 2003              $185,642          $63,452             $10,095            $167,463           $27,970             $6,682

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A       Class B        Class C        Class N
                            Contingent    Contingent     Contingent     Contingent
                              Deferred      Deferred       Deferred       Deferred
                         Sales Charges Sales Charges  Sales Charges  Sales Charges
 Six Months                Retained by   Retained by    Retained by    Retained by
 Ended                     Distributor   Distributor    Distributor    Distributor
-----------------------------------------------------------------------------------
 March 31, 2003                   $848      $118,451         $3,047         $1,508

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended March 31, 2003, payments under the Class A Plan totaled $488,271, all of which were paid by the Distributor to recipients, and included $26,902 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.


                   34 | OPPENHEIMER MULTIPLE STRATEGIES FUND

 Distribution fees paid to the Distributor for the six months ended March 31, 2003, were as follows:

                                                                             Distributor's
                                                           Distributor's         Aggregate
                                                               Aggregate      Unreimbursed
                                                            Unreimbursed     Expenses as %
                        Total Payments    Amount Retained       Expenses     of Net Assets
                            Under Plan     by Distributor     Under Plan          of Class
-------------------------------------------------------------------------------------------
 Class B Plan                 $279,141          $220,464     $2,578,457               4.74%
 Class C Plan                  177,080            26,473        903,405               2.51
 Class N Plan                    2,925             2,665         19,814               1.43

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value



                   35 | OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 6. Futures Contracts Continued
 and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of March 31, 2003, the Fund had outstanding futures contracts as follows:

                                                                                         Unrealized
                                  Expiration     Number of     Valuation as of         Appreciation
 Contract Description                  Dates     Contracts      March 31, 2003       (Depreciation)
-----------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Euro-Bundesobligation                6/6/03            84         $10,515,327           $  (68,746)
 U.S. Treasury Nts., 2 yr.           6/26/03           381          82,117,406              214,564
 U.S. Treasury Nts., 10 yr.          6/19/03           145          16,656,875               82,890
                                                                                        ------------
                                                                                            228,708
                                                                                        ------------
 Contracts to Sell
 U.S. Long Bonds                     6/19/03           250          28,187,500              (19,187)
 U.S. Treasury Nts., 5 yr.           6/19/03           628          71,278,000             (111,712)
                                                                                        ------------
                                                                                           (130,899)
                                                                                        ------------
                                                                                         $   97,809
                                                                                        ============

--------------------------------------------------------------------------------
 7. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of

                   36 | OPPENHEIMER MULTIPLE STRATEGIES FUND

 Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended March 31, 2003 was as follows:

                                                           Call Options
                                            ---------------------------
                                            Number of         Amount of
                                            Contracts          Premiums
                 ------------------------------------------------------
                 Options outstanding as of
                 September 30, 2002             5,477      $  1,203,452
                 Options written               14,970         2,366,252
                 Options closed or expired     (9,248)       (1,751,911)
                 Options exercised               (100)          (29,700)
                                            ---------------------------
                 Options outstanding as of
                 March 31, 2003                11,099        $1,788,093
                                            ===========================


--------------------------------------------------------------------------------
 8. Illiquid Securities
 As of March 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March 31, 2003 was $15,197,141, which represents 2.59% of the Fund's net assets.
--------------------------------------------------------------------------------
 9. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund has the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through November 12, 2002.

                   37 | OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
 9. Borrowing and Lending Arrangements Continued
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2003.


                   38 | OPPENHEIMER MULTIPLE STRATEGIES FUND

OPPENHEIMER MULTIPLE STRATEGIES FUND



-------------------------------------------------------------------------------
 Trustees and Officers     Clayton K. Yeutter, Chairman and Trustee
                           Donald W. Spiro, Vice Chairman and Trustee
                           John V. Murphy, President and Trustee
                           Robert G. Galli, Trustee
                           Phillip A. Griffiths, Trustee
                           Benjamin Lipstein, Trustee
                           Joel W. Motley, Trustee
                           Elizabeth B. Moynihan, Trustee
                           Kenneth A. Randall, Trustee
                           Edward V. Regan, Trustee
                           Russell S. Reynolds, Jr., Trustee
                           Emmanuel Ferreira, Vice President
                           Christopher Leavy, Vice President
                           Angelo Manioudakis, Vice President
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer


-------------------------------------------------------------------------------
 Investment Advisor        OppenheimerFunds, Inc.


-------------------------------------------------------------------------------
 Distributor               OppenheimerFunds Distributor, Inc.

-------------------------------------------------------------------------------
 Transfer and Shareholder  OppenheimerFunds Services
 Servicing Agent

-------------------------------------------------------------------------------
 Independent Auditors      KPMG LLP

-------------------------------------------------------------------------------
 Legal Counsel             Mayer Brown Rowe & Maw

                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.


         (C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

                   39 | OPPENHEIMER MULTIPLE STRATEGIES FUND

OPPENHEIMERFUNDS FAMILY

---------------------------------------------------------------------------------------------------------------------
 Global Equity          Developing Markets Fund                                Global Fund
                        International Small Company Fund                       Quest Global Value Fund, Inc.
                        International Growth Fund                              Global Opportunities Fund 1
---------------------------------------------------------------------------------------------------------------------
 Equity                 Stock                                                  Stock & Bond
                        Emerging Technologies Fund                             Quest Opportunity Value Fund
                        Emerging Growth Fund                                   Total Return Fund, Inc.
                        Enterprise Fund                                        Quest Balanced Value Fund
                        Discovery Fund                                         Capital Income Fund
                        Main Street Small Cap Fund(R)                          Multiple Strategies Fund
                        Small Cap Value Fund                                   Disciplined Allocation Fund
                        MidCap Fund                                            Convertible Securities Fund
                        Main Street Opportunity Fund(R)                        Specialty
                        Growth Fund                                            Real Asset Fund(R)
                        Capital Appreciation Fund                              Gold & Special Minerals Fund
                        Main Street Fund(R) 2                                  Tremont Market Neutral Fund, LLC 3
                        Value Fund                                             Tremont Opportunity Fund, LLC 3
                        Quest Capital Value Fund, Inc.
                        Quest Value Fund, Inc.
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
---------------------------------------------------------------------------------------------------------------------
 Income                 Taxable                                                Rochester Division
                        International Bond Fund                                California Municipal Fund 5
                        High Yield Fund                                        New Jersey Municipal Fund 5
                        Champion Income Fund                                   AMT-Free New York Municipals 5,6
                        Strategic Income Fund                                  Municipal Bond Fund
                        Bond Fund                                              Limited Term Municipal Fund
                        Total Return Bond Fund                                 Rochester National Municipals
                        Senior Floating Rate Fund                              Rochester Fund Municipals
                        U.S. Government Trust                                  Limited Term New York Municipal Fund
                        Limited-Term Government Fund                           Pennsylvania Municipal Fund 5
                        Capital Preservation Fund 4
---------------------------------------------------------------------------------------------------------------------
 Select Managers        Stock                                                  Stock & Bond
                        Mercury Advisors Focus Growth Fund                     QM Active Balanced
                        Fund 4 Gartmore Millennium Growth Fund II Jennison
                        Growth Fund Salomon Brothers All Cap Fund Mercury
                        Advisors S&P 500(R) Index Fund 4
---------------------------------------------------------------------------------------------------------------------
 Money Market 7         Money Market Fund, Inc.                                Cash Reserves

1. The Fund's name changed from Oppenheimer Global Growth & Income Fund on
6/1/03.
2. The Fund's name changed from Oppenheimer Main Street Growth & Income Fund(R) on 4/30/03.
3. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
4. Available only through qualified retirement plans.
5. Available to investors only in certain states.
6. The Fund's name changed from Oppenheimer New York Municipal Fund on 1/22/03.
7. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

                   40 | OPPENHEIMER MULTIPLE STRATEGIES FUND

1.800.CALL OPP PHONELINK

Call 1.800.CALL OPP (1.800.225.5677) for answers to many of your questions. Our automated speech recognition system provides you access to all the information and services you need.

With PhoneLink you can:

   o Obtain account balances, share price (NAV) and dividends paid

   o Verify your most recent transactions

   o Buy, redeem or exchange mutual fund shares

   o Create custom lists of your accounts, funds or market indices

   o Order duplicate statements or Form 1099 DIV

   o Obtain market data (closing market information for Dow Jones Industrial Average, Nasdaq Composite and S&P 500 Index)

   o Speak to a Customer Service Representative 1 by saying "Agent" when prompted

   o And more!


Quick list of PhoneLink commands

Say                                     To:

[Account # or Social Security # + PIN]  Get dollar and share balances, NAVs, transaction history or request
                                        transactions

[Fund name, share class]                Get current price/dividend information

Balance                                 Hear your balance/list of accounts

History                                 Hear your most recent transactions

Purchase or buy                         Buy shares

Exchange                                Exchange shares

Liquidation or redemption               Sell shares

Dow Jones or Market Indices             Hear closing market information
                                        (Dow Jones Industrial Average, Nasdaq
                                        Composite and S&P 500)

Custom list                             Create, play or edit custom list of
                                        your accounts, funds or market indices


1. You may speak to a Customer Service Representative during normal business hours.

                   41 | OPPENHEIMER MULTIPLE STRATEGIES FUND

INFORMATION AND SERVICES

[LOGO]
eDocsDirect

Get This Report Online!

You can quickly view, download and print this report at your convenience. It's EASY, FAST, CONVENIENT, and FREE!
With OppenheimerFunds eDocs Direct, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll cut down on paper mail and help reduce fund expenses! Sign up for eDocs Direct today at www.oppenheimerfunds.com

Internet
24-hr access to account information and transactions 1
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
PhoneLink 1 and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
For Overnight Delivery
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
--------------------------------------------------------------------------------
Ticker Symbols
Class A: OPASX  Class B: OASBX  Class C: OASCX  Class N: OASNX


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


                                                                [LOGO]
                                                          OppenheimerFunds(R)
                                                          Distributors, Inc.

RS0240.001.0303          May 30, 2003